CERTIFICATION

The undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.

There are no changes to the Prospectus and Statement of Additional Information from the forms of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 223 (“PEA No. 223”) on April 24, 2015, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the following Fund:

INTECH International Managed Volatility Fund

– Class D Shares

3.	The text of PEA No. 223 has been filed electronically.

DATED: May 13, 2015

JANUS INVESTMENT FUND
on behalf of INTECH International Managed Volatility Fund

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz
Vice President